Summary of Significant Accounting Policies - Pro Forma Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Net earnings (loss)	$ (387)	$ 21	$ (325)	$ 54	$ 70	$ 41
Pro Forma shares outstanding					28.7
Unaudited Pro Forma basic net earnings (loss) attributable to Series A, Series B and Series C GCI Liberty, Inc. shareholders per common share (note 2)					$ 2.44